COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 17:-	COMMITMENTS AND CONTINGENCIES

a.	Lease commitments:

Certain of the motor vehicles, facilities and equipment of the Company and its subsidiaries are rented under long-term operating lease agreements. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2016, are as follows:

2017	$2,133
2018	1,179
2019	639
2020 and thereafter	323

$4,274

Rent expenses for the years ended December 31, 2014, 2015 and 2016 were approximately $  1,736, $ 2,045 and $ 2,204, respectively.

The Company leases motor vehicles under a cancelable lease agreement. The Company has an option to be released from this lease agreement, which may result in penalties of up to $  74.

The Company and its subsidiaries currently occupy approximately 160,760 square feet of space based on a lease agreements as of December 31, 2016. The Group has diverse liability for the lease agreements varying from six months to five years.

As of December 31, 2016, the aggregated amount of lease commitment in all locations mentioned above is approximately $ 3,920.

b.	Guarantees and Collaterals:

As of December 31, 2016, the Company has provided performance bank guarantees in the amount of $586 as security for the performance of various contracts with customers. As of December 31, 2016, the Company has restricted bank deposits of $ 261 in favor of the issuing banks.

As of December 31, 2016, the Company has restricted bank deposits of $ 255 in favor of various contracts with customers.

c.
From time to time, the Company and/or its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Lawsuits have been brought against the Company in the ordinary course of business. The Company intends to defend itself vigorously against those lawsuits.

d.
In August 2009, an Israeli software company and one of its owners initiated an arbitration proceeding against the Company and one of its subsidiaries, claiming an alleged breach of a non-disclosure agreement between the parties (the “First Arbitration”). The software company sought damages in the amount of approximately NIS 52 million (approximately $13.4 million). The arbitrator rendered his decision in January 2015 and determined the damages that the Company should pay the plaintiffs an amount of $2.3 million. Our financial results of operations of 2014 included a net impact of $1.6 million resulting from the arbitration expenses.

In September 2016, the same software company filed a lawsuit for the sum of NIS 34,106,000 against the Company and one of its subsidiaries, in the context of the First Arbitration. In the lawsuit, the software company claims that warning letters that the Company has sent to its clients in Israel and abroad, warning the clients against the possibility that the conversion procedure offered by the software company may amount to an infringement of the Company’s copyrights (the “Warning Letters”) may have caused it irreparable damages resulting from the loss profit of potential business transactions. The lawsuit is based on the decision given in the First Arbitration, in which it was decided that the Warning Letters constituted a breach of a non-disclosure agreement signed between the parties and awarded certain damages to the software company.

The software company claims that the First Arbitration awarded it damages for only the years 2009 and 2010, and they are allowed to sue for damages relating to the years 2011 through 2016 in separate proceedings. On January 23, 2017, the Company filed its statement of defense, maintaining, on various grounds, that the new lawsuit must be dismissed. The plaintiffs filed their response on April 2, 2017. In view of the nature of the claims, both factual and legal, that were raised in the proceedings, the likelihood of an expert-based ruling and given the preliminary stage of the proceeding, it is impossible at this stage to properly evaluate the prospect of the lawsuit being successful.

In addition to the above mentioned legal proceedings, the Company is also involved in various legal proceedings arising in the normal course of its business. Based upon the advice of counsel, the Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.